UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                     June 30, 2003

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):             [  ] is a restatement
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Thomas H. Lee
Address:       c/o Thomas H. Lee Partners, L.P.
               75 State Street
               Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles Holden
Title:         Vice President of Finance
Phone:         (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 7th day of May, 2003.

Thomas H. Lee
------------------------------------------
(Name of Institutional Manager)

/s/Charles Holden
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers                               0

Form 13F Information Table Entry Total                          3

Form 13F Information Table Value Total                          $717,131,962

 Name:                13F File No.:            Name:          13F File No.:
 -----                -------------            -----          -------------
 1.________________    ________          6.________________    ________
 2.________________    ________          7.________________    ________
 3.________________    ________          8.________________    ________
 4.________________    ________          9.________________    ________
 5.________________    ________         10.________________    ________



        Item 1             Item 2     Item 3          Item 4            Item 5
        ------             ------     ------          ------            ------
                                                                       Shares of
        Name of           Title of     CUSIP         Fair Market       Principal
        Issuer             Class       Number          Value            Amount


Endurance Specialty                                                     9,826,500
Holdings, Ltd.           Common       G30397106       293,321,025

Cott Corporation         Common       999300445       418,395,870      20,222,130

The Smith and            Common       831758107         5,415,067       1,059,700
Wollensky Restaurant
Group, Inc.
                                                      717,131,962
COLUMN TOTALS


                             ** TABLE CONTINUED **

               Item 6                                   Item 7                         Item 8
              ------                                    ------                         ------

                                                        Managers                Voting  Authority
                                                          see                -------------------------------
                                                        Instr. V
   Investment Discretion
  ---------------------------------------------------                                    (Shares)
 (a) Sole       (b) Shared as   (c) Shared Other                             (a) Sole   (b) Shared   (c) No
                   Devined in
                    Instr. V



  9,826,500                                                                 9,826,500


 20,222,130                                                                20,222,130

  1,059,700                                                                 1,059,700

